Share-Based Payments - Summary of Long-Term Incentive Plans (Detail) shares in Thousands, S/ in Thousands		12 Months Ended
		Dec. 31, 2025 PEN (S/) shares	Dec. 31, 2024 PEN (S/) shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options / shares in thousands		43	43
Number of canceled options / shares in thousands		(209)
Performance-Based Option Agreement on March 21, 2024 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Incentive plans / Vesting Commencement Date		March 21, 2024
Number of options / shares in thousands		2,661
Number of new options / shares in thousands		0
Number of canceled options / shares in thousands	[1]	0
Current number of options / shares in thousands		2,661
Vesting conditions		3 years’ service from grant date
Contractual life of options / shares		10 years
Share options granted | S/		S/ 8,017	S/ 6,655
Long-Term Incentive Management on March 21, 2024 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Incentive plans / Vesting Commencement Date		March 21, 2024
Number of options / shares in thousands		600
Number of new options / shares in thousands		0
Number of canceled options / shares in thousands	[1]	(180)
Current number of options / shares in thousands		420
Vesting conditions		4 years’ service from grant date
Contractual life of options / shares		5 years
Share options granted | S/		S/ 181	195
Restricted Stock Unit on March 21, 2024 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Incentive plans / Vesting Commencement Date		March 21, 2024
Number of options / shares in thousands		161
Number of new options / shares in thousands		0
Number of canceled options / shares in thousands	[1]	(29)
Current number of options / shares in thousands		133
Vesting conditions		3 years’ service from grant date
Contractual life of options / shares		3 years
Share options granted | S/		S/ 1,227	S/ 1,164
Long-Term Incentive Management on July 11, 2025
Disclosure of terms and conditions of share-based payment arrangement [line items]
Incentive plans / Vesting Commencement Date		July 11, 2025
Number of options / shares in thousands		0
Number of new options / shares in thousands		609
Number of canceled options / shares in thousands	[1]	0
Current number of options / shares in thousands		609
Vesting conditions		4 years’ service from grant date
Contractual life of options / shares		10 years
Share options granted | S/		S/ 597
Performance-Based Option Agreement on July 11, 2025
Disclosure of terms and conditions of share-based payment arrangement [line items]
Incentive plans / Vesting Commencement Date		July 11, 2025
Number of options / shares in thousands		0
Number of new options / shares in thousands		278
Number of canceled options / shares in thousands	[1]	0
Current number of options / shares in thousands		278
Vesting conditions		4 years’ service from grant date
Contractual life of options / shares		10 years
Share options granted | S/		S/ 106

[1]	During 2025, 209 thousand stock options and restricted stock unit were canceled referring to employees who left the Company and subsidiaries.